Cash Reserve [Member] Performance Management - CASH RESERVE		12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025
Dollar Shares
Prospectus [Line Items]
Money Market Seven Day Yield		3.36%
BLACKROCK SELECT TREASURY BASED LIQUIDITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
Effective October 14, 2025, the Fund changed its name, investment process and investment strategies. Performance for the periods prior to October 14, 2025 shown below is based on the investment process and investment strategies utilized by the Fund under the name “BlackRock Liquid Federal Trust Fund.” There are currently no Cash Reserve Shares of BlackRock Select Treasury Based Liquidity Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Dollar Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Cash Reserve Shares would be substantially similar to Dollar Shares because Cash Reserve Shares and Dollar Shares are invested in the same portfolio of securities and performance would only differ to the extent that Cash Reserve Shares and Dollar Shares have different expenses. The actual returns and seven-day yields of Cash Reserve Shares would have been lower than those of the Dollar Shares because Cash Reserve Shares have higher expenses than the Dollar Shares.
The information shows you how BlackRock Select Treasury Based Liquidity Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441‑7450.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how BlackRock Select Treasury Based Liquidity Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	There are currently no Cash Reserve Shares of BlackRock Select Treasury Based Liquidity Fund outstanding as of the date of this prospectus. As a result, the chart, the table and the seven-day yield shown below give you a picture of the performance for Dollar Shares of the Fund, which are not offered in this prospectus.
Bar Chart [Heading]	Dollar Shares ANNUAL TOTAL RETURNS BlackRock Select Treasury Based Liquidity Fund As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended December 31, 2023) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2021).

Performance Table Heading	For the periods ended 12/31/25 Average Annual Total Returns
Performance Table Narrative	Current Yield: You may obtain the Fund’s current 7‑day yield by calling (800) 441‑7450 or by visiting the Fund’s website at www.blackrock.com/cash.
Money Market Seven Day Yield Phone	(800) 441‑7450
Performance Availability Website Address [Text]	www.blackrock.com/cash
Performance Availability Phone [Text]	(800) 441‑7450
BLACKROCK SELECT TREASURY BASED LIQUIDITY FUND | Dollar Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	1.27%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Sep. 30, 2021